STOCKHOLDERS' EQUITY (Details 5)	12 Months Ended
Dec. 31, 2015 shares
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Number Outstanding (in shares)	751,614
Exercise Price $9.00 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Number Outstanding (in shares)	204,168
Weighted Average Remaining Contractual Life (in years)	2 years 9 months 29 days
Exercise Price $12.00 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Number Outstanding (in shares)	496,458
Weighted Average Remaining Contractual Life (in years)	4 years 9 months 7 days
Exercise Price $138 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Number Outstanding (in shares)	12,084
Weighted Average Remaining Contractual Life (in years)	4 years 1 month 6 days
Exercise Price $240.00 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Number Outstanding (in shares)	3,521
Weighted Average Remaining Contractual Life (in years)	4 years 1 month 20 days
Exercise Price $262.56 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Number Outstanding (in shares)	1.428
Weighted Average Remaining Contractual Life (in years)	2 years 10 months 20 days
Exercise Price $420.00 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Number Outstanding (in shares)	589
Weighted Average Remaining Contractual Life (in years)	2 years 7 months 24 days
Exercise Price $660.00 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Number Outstanding (in shares)	4,762
Weighted Average Remaining Contractual Life (in years)	1 month 17 days
Exercise Price $824.40 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Number Outstanding (in shares)	27,223
Weighted Average Remaining Contractual Life (in years)	2 years 7 months 28 days
Exercise Price $944.40 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Number Outstanding (in shares)	119
Weighted Average Remaining Contractual Life (in years)	3 months 11 days
Exercise Price $1,050 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Number Outstanding (in shares)	1,190
Weighted Average Remaining Contractual Life (in years)	2 years 14 days
Exercise Price $4,200.00 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Number Outstanding (in shares)	72
Weighted Average Remaining Contractual Life (in years)	1 year 2 months 12 days